Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000090373 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000090373 | BHP Group
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000090373 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000090373 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000090373 | Freeport-McMoRan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000090373 | American Tower
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000090373 | Agnico Eagle Mines
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000090373 | Rio Tinto
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000090373 | Franco-Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000090373 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000090373 | Gold
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000090373 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000090373 | Industrial Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000090373 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000090373 | Steel
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000090373 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090373 | Multi-Family Residential Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000090373 | Retail Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000090373 | Health Care Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000090373 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000159678 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159678 | BHP Group
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159678 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159678 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159678 | Freeport-McMoRan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159678 | American Tower
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159678 | Agnico Eagle Mines
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159678 | Rio Tinto
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159678 | Franco-Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159678 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159678 | Gold
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000159678 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159678 | Industrial Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000159678 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000159678 | Steel
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000159678 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000159678 | Multi-Family Residential Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159678 | Retail Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159678 | Health Care Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159678 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000219347 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219347 | BHP Group
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219347 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219347 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219347 | Freeport-McMoRan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219347 | American Tower
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219347 | Agnico Eagle Mines
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219347 | Rio Tinto
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219347 | Franco-Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219347 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219347 | Gold
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000219347 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000219347 | Industrial Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219347 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219347 | Steel
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219347 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219347 | Multi-Family Residential Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219347 | Retail Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219347 | Health Care Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219347 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	42.00%